RISKS AND UNCERTAINTIES (Details Narrative)	3 Months Ended			12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020
Concentration Risk [Line Items]
Translated exchange rates	6.459	6.459		6.55	6.55	7.08
Revenue and expenses translated average exchange rates	0.06461	0.06461	0.06779	0.0678	0.0678	0.0694
Outstanding borrowings | $	$ 154,833			$ 152,607
Minimum [Member]
Concentration Risk [Line Items]
Line of credit facility, interest rate	4.84%	4.84%		4.84%	4.84%
Maximum [Member]
Concentration Risk [Line Items]
Line of credit facility, interest rate	6.96%	6.96%		6.96%	6.96%
RMB [Member]
Concentration Risk [Line Items]
Outstanding borrowings | ¥		¥ 1,000,000			¥ 1,000,000
Two Customers [Member] | Garment Segment and Epidemic Prevention Supplies Segment [Member]
Concentration Risk [Line Items]
Percentage of sales				57.40%	57.40%
Two Customers [Member] | Minimum [Member] | Garment Segment and Epidemic Prevention Supplies Segment [Member]
Concentration Risk [Line Items]
Percentage of sales				10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	10.00%
Revenue, percentage	98.80%	98.80%	62.80%